GMO U.S. Equity Fund Expense Example - GMO U.S. Equity Fund	Feb. 28, 2026 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	695
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	278
Expense Example, with Redemption, 10 Years	634
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	273
Expense Example, with Redemption, 10 Years	621
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	256
Expense Example, with Redemption, 10 Years	585
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	695
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	$ 876